Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 9. Property and Equipment

Property and equipment, net consists of the following:

	December 31
	2011	2010
	(Dollars in Millions)
Land	$184	$207
Buildings and improvements	311	312
Machinery, equipment and other	985	935
Construction in progress	106	93
Total property and equipment	1,586	1,547
Accumulated depreciation	(254)	(55)
	1,332	1,492
Product tooling, net of amortization	80	84
Property and equipment, net	$1,412	$1,576

Property and equipment is depreciated principally using the straight-line method of depreciation over an estimated useful life. Generally, buildings and improvements are depreciated over a 40-year estimated useful life and machinery, equipment and other assets are depreciated over estimated useful lives ranging from 3 to 15 years. Product tooling is amortized using the straight-line method over the estimated life of the tool, generally not exceeding six years.

The Company recorded asset impairment charges for Lighting property and equipment of $60 million , which is reported in the results of discontinued operations for the year ended December 31, 2011. (See Note 5. "Discontinued Operations" for further details).

Depreciation and amortization expenses are summarized as follows:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
Depreciation	$254	$55	$191	$326
Amortization	17	7	16	26
	$271	$62	$207	$352

Depreciation and amortization for the Lighting segment reclassified as discontinued operations include expenses of $19 million, $3 million, $22 million and $45 million for the year ended December 31, 2011, the three months ended December 31, 2010, the nine months ended October 1, 2010, and the year ended December 31, 2009, respectively.

In connection with the adoption of fresh-start accounting the Company adjusted the carrying value of property and equipment to its estimated fair value at October 1, 2010. The Company recorded $53 million of accelerated depreciation expense for the year ended December 31, 2009, representing the shortening of estimated useful lives of certain assets (primarily machinery and equipment) in connection with the Company’s restructuring activities.